UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          8th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY                August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $424,190
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number             Name

1          028-12803                        Newland Master Fund, Ltd.


                                                 FORM 13F INFORMATION TABLE
                                                        June 30, 2012


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7     COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1,000) PRN AMT   PRN CALL  DISCRETION      MNGRS   SOLE   SHARED NONE
ACCO BRANDS CORP               COM               00081T108  20,877    2,019,097 SH        SHARED-DEFINED   1     2,019,097
AMERICAN AXLE & MFG HLDGS IN   COM               024061103   2,690      256,429 SH        SHARED-DEFINED   1       256,429
AMETEK INC NEW                 COM               031100100   6,214      124,500     PUT   SHARED-DEFINED   1       124,500
ANALOGIC CORP                  COM PAR $0.05     032657207   2,190       35,321 SH        SHARED-DEFINED   1        35,321
ARKANSAS BEST CORP DEL         COM               040790107   2,129      169,000     CALL  SHARED-DEFINED   1       169,000
BARCLAYS BK PLC                IPTH S&P VIX NEW  06740C261   8,188      538,358 SH        SHARED-DEFINED   1       538,358
CELADON GROUP INC              COM               150838100   1,904      116,267 SH        SHARED-DEFINED   1       116,267
CORE LABORATORIES N V          COM               N22717107   2,898       25,000     PUT   SHARED-DEFINED   1        25,000
COSTAMARE INC                  SHS               Y1771G102   7,708      554,533 SH        SHARED-DEFINED   1       554,533
COVENANT TRANSN GROUP INC      CL A              22284P105   2,296      613,863 SH        SHARED-DEFINED   1       613,863
CTPARTNERS EXECUTIVE SEARCH    COM               22945C105   2,188      405,208 SH        SHARED-DEFINED   1       405,208
DANAHER CORP DEL               COM               235851102   9,135      175,400     PUT   SHARED-DEFINED   1       175,400
DELTA AIR LINES INC DEL        COM NEW           247361702   1,104      100,785 SH        SHARED-DEFINED   1       100,785
EASTMAN CHEM CO                COM               277432100   1,466       29,102 SH        SHARED-DEFINED   1        29,102
EDGEN GROUP INC                CL A              28014Q107   5,052      671,759 SH        SHARED-DEFINED   1       671,759
ENGLOBAL CORP                  COM               293306106   1,505    1,003,087 SH        SHARED-DEFINED   1     1,003,087
ENPRO INDS INC                 COM               29355X107  39,289    1,051,352 SH        SHARED-DEFINED   1     1,051,352
ENTEGRIS INC                   COM               29362U104  10,589    1,239,937 SH        SHARED-DEFINED   1     1,239,937
FREIGHTCAR AMER INC            COM               357023100   1,149       50,000     PUT   SHARED-DEFINED   1        50,000
FRONTLINE LTD                  SHS               G3682E127     368       80,700     CALL  SHARED-DEFINED   1        80,700
FUELCELL ENERGY INC            COM               35952H106   1,815    1,806,257 SH        SHARED-DEFINED   1     1,806,257
GASLOG LTD                     SHS               G37585109   1,295      127,591 SH        SHARED-DEFINED   1       127,591
GENERAL CABLE CORP DEL NEW     COM               369300108   1,700       65,523 SH        SHARED-DEFINED   1        65,523
GENERAL CABLE CORP DEL NEW     COM               369300108   1,556       60,000     CALL  SHARED-DEFINED   1        60,000
GEVO INC                       COM               374396109     249       50,000 SH        SHARED-DEFINED   1        50,000
GREENBRIER COS INC             COM               393657101   5,327      303,000     CALL  SHARED-DEFINED   1       303,000
HALLIBURTON CO                 COM               406216101     866       30,500 SH        SHARED-DEFINED   1        30,500
HARVEST NATURAL RESOURCES IN   COM               41754V103   6,301      736,991 SH        SHARED-DEFINED   1       736,991
HEADWATERS INC                 COM               42210P102   2,452      476,060 SH        SHARED-DEFINED   1       476,060
HEARTLAND EXPRESS INC          COM               422347104   6,332      442,474 SH        SHARED-DEFINED   1       442,474
HERTZ GLOBAL HOLDINGS INC      COM               42805T105   2,939      229,600 SH        SHARED-DEFINED   1       229,600
HUNT J B TRANS SVCS INC        COM               445658107   5,960      100,000     PUT   SHARED-DEFINED   1       100,000
ISHARES TR                     RUSSELL 2000      464287655  47,736      600,000     PUT   SHARED-DEFINED   1       600,000
ISHARES TR                     TRANSP AVE IDX    464287192   9,333      100,000     PUT   SHARED-DEFINED   1       100,000
JOHNSON CTLS INC               COM               478366107   1,386       50,000     CALL  SHARED-DEFINED   1        50,000
JOY GLOBAL INC                 COM               481165108   2,837       50,000     CALL  SHARED-DEFINED   1        50,000
KEMET CORP                     COM NEW           488360207  17,199    2,861,769 SH        SHARED-DEFINED   1     2,861,769
KENNAMETAL INC                 COM               489170100   2,698       81,374 SH        SHARED-DEFINED   1        81,374
KENNAMETAL INC                 COM               489170100   2,572       77,600     CALL  SHARED-DEFINED   1        77,600
KINROSS GOLD CORP              COM NO PAR        496902404   1,630      200,000     CALL  SHARED-DEFINED   1       200,000
KNIGHT TRANSN INC              COM               499064103     398       24,902 SH        SHARED-DEFINED   1        24,902
MERCURY COMPUTER SYS           COM               589378108   8,152      630,470 SH        SHARED-DEFINED   1       630,470
MERITOR INC                    COM               59001K100   1,504      288,100 SH        SHARED-DEFINED   1       288,100
MUELLER WTR PRODS INC          COM SER A         624758108   8,079    2,335,076 SH        SHARED-DEFINED   1     2,335,076
NETSOL TECHNOLOGIES INC        COM NEW           64115A204   3,158    7,210,089 SH        SHARED-DEFINED   1     7,210,089
O REILLY AUTOMOTIVE INC NEW    COM               67103H107   2,513       30,000 SH        SHARED-DEFINED   1        30,000
O REILLY AUTOMOTIVE INC NEW    COM               67103H107   2,513       30,000     PUT   SHARED-DEFINED   1        30,000
OWENS CORNING NEW              COM               690742101   2,426       85,000 SH        SHARED-DEFINED   1        85,000
OWENS ILL INC                  COM NEW           690768403   4,978      259,677 SH        SHARED-DEFINED   1       259,677
QUANTUM CORP                   COM DSSG          747906204   3,477    1,712,880 SH        SHARED-DEFINED   1     1,712,880
RENEWABLE ENERGY GROUP INC     COM NEW           75972A301   3,540      476,466 SH        SHARED-DEFINED   1       476,466
ROADRUNNER TRNSN SVCS HLDG I   COM               76973Q105   2,622      155,268 SH        SHARED-DEFINED   1       155,268
ROBBINS & MYERS INC            COM               770196103   6,064      145,000     CALL  SHARED-DEFINED   1       145,000
ROCK-TENN CO                   CL A              772739207   3,280       60,133 SH        SHARED-DEFINED   1        60,133
ROPER INDS INC NEW             COM               776696106   9,858      100,000     PUT   SHARED-DEFINED   1       100,000
RUSH ENTERPRISES INC           CL A              781846209   4,363      266,835 SH        SHARED-DEFINED   1       266,835
RUSH ENTERPRISES INC           CL B              781846308     329       24,300 SH        SHARED-DEFINED   1        24,300
RYDER SYS INC                  COM               783549108  10,180      282,713 SH        SHARED-DEFINED   1       282,713
RYDER SYS INC                  COM               783549108     540       15,000     CALL  SHARED-DEFINED   1        15,000
SEALED AIR CORP NEW            COM               81211K100   2,381      154,200 SH        SHARED-DEFINED   1       154,200
SELECT SECTOR SPDR TR          SBI INT-ENERGY    81369Y506   1,991       30,000 SH        SHARED-DEFINED   1        30,000
SHAW GROUP INC                 COM               820280105  14,443      528,844 SH        SHARED-DEFINED   1       528,844
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A          848574109   1,192       50,000 SH        SHARED-DEFINED   1        50,000
STONERIDGE INC                 COM               86183P102   3,238      475,422 SH        SHARED-DEFINED   1       475,422
SWIFT TRANSN CO                CL A              87074U101   7,414      784,553 SH        SHARED-DEFINED   1       784,553
TEREX CORP NEW                 COM               880779103   1,378       77,300 SH        SHARED-DEFINED   1        77,300
TEREX CORP NEW                 COM               880779103   3,566      200,000     CALL  SHARED-DEFINED   1       200,000
TESCO CORP                     COM               88157K101   2,609      217,386 SH        SHARED-DEFINED   1       217,386
TMS INTL CORP                  CL A              87261Q103   2,501      250,864 SH        SHARED-DEFINED   1       250,864
TRIANGLE PETE CORP             COM NEW           89600B201     286       51,248 SH        SHARED-DEFINED   1        51,248
TRINITY INDS INC               COM               896522109   2,055       82,276 SH        SHARED-DEFINED   1        82,276
TRINITY INDS INC               COM               896522109  12,413      496,900     CALL  SHARED-DEFINED   1       496,900
U S SILICA HLDGS INC           COM               90346E103  19,755    1,754,407 SH        SHARED-DEFINED   1     1,754,407
U S SILICA HLDGS INC           COM               90346E103   1,126      100,000     CALL  SHARED-DEFINED   1       100,000
ULTRAPETROL BAHAMAS LTD        COM               P94398107   1,982    1,679,714 SH        SHARED-DEFINED   1     1,679,714
UNITED PARCEL SERVICE INC      CL B              911312106  11,814      150,000     PUT   SHARED-DEFINED   1       150,000
WASTE MGMT INC DEL             COM               94106L109   2,896       86,700     PUT   SHARED-DEFINED   1        86,700
WHITING PETE CORP NEW          COM               966387102   2,056       50,000 SH        SHARED-DEFINED   1        50,000